Report of Directors Financial Review Risk Report - Maximum exposure to credit risk (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	£ 702,357	£ 690,231
Offset	(208,280)	(198,329)
Net	494,077	491,902
Total on-balance sheet exposure to credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	552,095	536,536
Offset	(208,280)	(198,329)
Net	343,815	338,207
Total on-balance sheet exposure to credit risk | – assets held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	21,606	20,368
Offset	0	0
Net	21,606	20,368
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	82,666	75,491
Offset	(8,897)	(9,322)
Net	73,769	66,169
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – personal
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	19,835	12,923
Offset	0	0
Net	19,835	12,923
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	46,835	49,943
Offset	(7,942)	(8,570)
Net	38,893	41,373
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	15,996	12,625
Offset	(955)	(752)
Net	15,041	11,873
Total on-balance sheet exposure to credit risk | Loans and advances to banks at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	14,521	14,371
Offset	0	(6)
Net	14,521	14,365
Total on-balance sheet exposure to credit risk | Other financial assets measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	256,736	272,558
Offset	(4,082)	(15,283)
Net	252,654	257,275
Total on-balance sheet exposure to credit risk | – cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	119,184	110,618
Offset	0	0
Net	119,184	110,618
Total on-balance sheet exposure to credit risk | – reverse repurchase agreements – non-trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	53,612	73,494
Offset	(4,082)	(15,283)
Net	49,530	58,211
Total on-balance sheet exposure to credit risk | – financial investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	12,226	8,861
Offset	0	0
Net	12,226	8,861
Total on-balance sheet exposure to credit risk | – prepayments, accrued income and other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	50,108	59,217
Offset	0	0
Net	50,108	59,217
Total on-balance sheet exposure to credit risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	198,172	174,116
Offset	(195,301)	(173,718)
Net	2,871	398
Total off-balance sheet
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	150,262	153,695
Offset	0	0
Net	150,262	153,695
Total off-balance sheet | – financial and other guarantees
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	22,305	21,908
Offset	0	0
Net	22,305	21,908
Total off-balance sheet | Loans and other credit-related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	127,957	131,787
Offset	0	0
Net	£ 127,957	£ 131,787